Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019
Revenue
Total Revenue	$ 200,601	$ 74,493	$ 861,410	$ 37,995
Cost of Goods Sold	(40,511)		(422,539)
Gross Profit	160,090	74,493	438,871	37,995
Operating Expenses
General and Administrative Expenses	(645,362)	(438,953)	(3,170,992)	(4,353,189)
Loss from Operations	(485,272)	(364,460)	(2,732,121)	(4,315,194)
Other (Expense) Income
Debt Forgiveness (Expense) Income	(12,135)	85,238	93,761	369,206
Interest Expense	(154,128)	(6,675)	(32,472)	(23,268)
Interest Income	7	2,504	3,034	403,984
Foreign exchange loss	(19,572)		2,019
Total Other (Expense) Income	(185,828)	81,067	66,342	749,922
Loss Before Provision for Income Taxes	(671,100)	(283,393)	(2,665,779)	(3,565,272)
Provision for Income Taxes
Net Loss Before Non-Controlling Interest			(2,665,779)	(3,565,272)
Net income attributable to noncontrolling interest	15,886		45,541
Net loss available to common shareholders	$ (655,214)	$ (283,393)	$ (2,620,238)	$ (3,565,272)
Basic and diluted net loss per share	$ (0.08)	$ (0.04)	$ (0.34)	$ (1.00)
Basic and diluted weighted average number of common shares outstanding	8,595,266	7,264,845	7,722,964	3,566,488
Franchise Royalties and License Fees [Member]
Revenue
Total Revenue	$ 80,818	$ 46,738	$ 478,023
Franchise Termination Revenue [Member]
Revenue
Total Revenue	6,465		44,984
Company-Owned Stores Sales [Member]
Revenue
Total Revenue	76,938	4,419	174,042
Esports Revenue [Member]
Revenue
Total Revenue	$ 36,380	$ 23,336	$ 164,361	$ 37,995